Property, plant and equipment - Stratification of suspended wells (Details) € in Millions	Dec. 31, 2022 EUR (€) Wells	Dec. 31, 2021 EUR (€) Wells	Dec. 31, 2020 EUR (€) Wells	Dec. 31, 2019 EUR (€)
Property, plant and equipment
Property, plant and equipment	€ 56,332	€ 56,299	€ 53,943
Suspended exploration wells pending final determination
Property, plant and equipment
Property, plant and equipment	€ 1,085	€ 1,101	€ 1,268	€ 1,246
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | Wells	23.8	35.9	37
Suspended exploration wells pending final determination | fields including wells drilled over the last 12 months
Property, plant and equipment
Property, plant and equipment	€ 204	€ 175	€ 157
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | Wells	4.5	4	6.7
Suspended exploration wells pending final determination | fields for which the delineation campaign is in progress
Property, plant and equipment
Property, plant and equipment	€ 579	€ 567	€ 631
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | Wells	11.3	17.9	14.9
Suspended exploration wells pending final determination | fields including commercial discoveries that proceeds to sanctioning
Property, plant and equipment
Property, plant and equipment	€ 302	€ 359	€ 480
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | Wells	8	14	15.4
Suspended exploration wells pending final determination | within 1 year
Property, plant and equipment
Property, plant and equipment	€ 216	€ 175	€ 157
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | Wells	5	4	6.7
Suspended exploration wells pending final determination | between 1 and 3 years
Property, plant and equipment
Property, plant and equipment	€ 246	€ 269	€ 250
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | Wells	4.9	12.2	11
Suspended exploration wells pending final determination | beyond 3 years
Property, plant and equipment
Property, plant and equipment	€ 623	€ 657	€ 861
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | Wells	13.9	19.7	19.3